Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets	Depreciation is provided on the straight-line method based on the estimated useful lives of the assets as follows:
Useful Lives
Buildings and improvements	20 Years
Office and electronic equipment	3 - 5 Years
Motor vehicles	4 - 10 Years
Machinery	5 - 10 Years

Schedule of Outlines the Currency Exchange Rates	The following table outlines the currency exchange rates that were used in the consolidated financial statements:
	December 31, 2023	June 30, 2023	December 31, 2022
Year-end spot rate	US$1= 7.0827 RMB	US$1= 7.2258 RMB	US$1= 6.9646 RMB
Average rate	US$1= 7.1423 RMB	US$1= 6.9890 RMB	US$1= 7.0087 RMB